Business and Summary of Significant Accounting Policies (Details) - Schedule of operating expenses allocated to appgate $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of operating expenses allocated to appgate [Abstract]
General and administrative	$ 19,698
Depreciation and amortization	1,411
Interest expense, net	182
Other expenses, net	22
Total	$ 21,313